Information about Components of Equity - Schedule of Number of Shares Issued (Details) - Ordinary [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Number of Shares Issued [Line Items]
Number of Shares	10,891,761	5,983,687	5,301,700
Nominal Value (in Dollars per share)	$ 0.1	$ 0.1	$ 0.1
Subscribed capital	10,891,761	5,983,687	5,301,700
Subscribed capital amount (in Dollars)	$ 1,089,176	$ 598,369	$ 530,170